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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.      100 William Street, Suite 200       Wellesley, MA 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2013

Date of reporting period:       April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

New Century Capital New Century Balanced New Century International New Century Alternative Strategies SEMI-ANNUAL REPORT Six Months Ended April 30, 2013 (Unaudited)
100 William Street, Suite 200, Wellesley MA 02481	781-239-0445	888-639-0102	Fax 781-237-1635

CONTENTS

LETTER TO SHAREHOLDERS	2-5

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	6
Schedule of Investments	7-8
New Century Balanced Portfolio
Portfolio Information	9
Schedule of Investments	10-11
New Century International Portfolio
Portfolio Information	12
Schedule of Investments	13-14
New Century Alternative Strategies Portfolio
Portfolio Information	15
Schedule of Investments	16-18
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21-22
Financial Highlights	23-26
Notes to Financial Statements	27-36
About Your Portfolios’ Expenses	37-39

LETTER TO SHAREHOLDERS	April 2013

Dear Fellow Shareholders:

We are pleased to present our Semi-Annual Report for the six-month period ended April 30, 2013. This Report presents important financial information for each of the New Century Portfolios. We invite you to visit our website at www.newcenturyportfolios.com for additional information.

In the six months since our fiscal year ended October 31, 2012, the S&P 500 Composite Index reached a record high as it surpassed the 2007 peak of 1565 during March of 2013. By April 2013, the S&P 500 Composite Index had increased 136% since the March 2009 credit crisis low. This is a great achievement and demonstrates that the buoyant result of the Fed’s quantitative easing was not confined to the U.S. Over the six months ended April 30, 2013, the MSCI EAFE Index gained 17%, outpacing the 14% gain for the S&P 500 Composite Index. Developed international countries created their own liquidity programs following the lead of the U.S. Federal Reserve System in response to their own crises. Liquidity programs were most notable in Europe and more recently in Japan.

While the rousing statistics do not give an all-clear for self-sustaining global growth, there are signs that the central banks’ efforts have provided some economic stability. For example, the International Monetary Fund’s (“IMF”) October 2012 World Economic Outlook was entitled “Coping with High Debt and Sluggish Growth,” and in a marked improvement, the April 2013 edition was entitled “Hopes, Realities, and Risks.” These reports reference a global three-speed recovery with emerging markets, the U.S. and Europe in different stages of the economic cycle. In 2013, growth in the emerging markets and developing economies are forecasted by the IMF to reach 5.3%. While this is reasonable, it is less than the 7+% growth reached in 2007. The U.S. economy is regaining its footing; however it is only projected to grow a tepid 2.0% this year according to the IMF. Finally, the Euro-zone is in danger of slipping back into a recession and is projected to shrink by approximately -0.3%. While these are better projections compared to a few years ago, the U.S. Federal Reserve System is in a delicate position of deciding when to ease off the liquidity gas pedal. Central banks throughout the world remain vigilant for evidence of economic stability. One of the most important questions is how improving economies and the slowing of liquidity will affect interest rates.

New Century Capital Portfolio (NCCPX) best captures our equity views. The New Century Capital Portfolio is distinguished from its benchmark, the S&P 500 Composite Index, by its exposure to international as well as mid- and small-cap investments. U.S. markets pulled back during partisan debate over the ballooning U.S. budget deficit leading up to the Presidential election on Nov 4th. Tax law changes that were anticipated to take place in 2013 were immediately worrisome. International markets held up better over the U.S. election period. In April, Japan (which comprises 21% of the MSCI EAFE index) embarked on a large quantitative easing program, and as a result, the Nikkei Index rose sharply that month. Further, the MSCI EAFE Index outperformed the S&P 500 Composite Index over the past six months. Thus, Capital Portfolio’s exposure to developed international markets benefited the Portfolio’s performance. Back home, U.S. markets were resilient and staged a relief rally shortly after the U.S. President Election. The rally continued almost uninterrupted through the end of April. As is typical during market rallies, funds with higher beta elements were better performers. U.S. mid-cap stocks, as represented by the Russell Mid-Cap Index, rose 19%, and small-cap stocks, as represented by the Russell 2000 Index, increased 17%. These numbers outpaced the large-cap Russell Top 200 Index which gained 13% and as a result, the Portfolio’s mid- and small-cap exposure added to the Portfolio’s overall performance.

Despite the success of international and smaller cap domestic equity areas, the Capital Portfolio underperformed the Morningstar Large Blend Category and the S&P 500 Composite Index. Over the six month period ended April 30, 2013, the Capital Portfolio returned 12.7% while both the Morningstar Large Blend Category and the S&P 500 Composite Index returned 14.4%. Certain sector exposure served as a drag on performance, as soft global demand hampered the performance of commodities such as energy, natural resources and gold. Although emerging markets investments faired poorly during the period, we still favor emerging markets exposure given the outsized growth prospects compared to developed markets. On a risk-adjusted basis, the Capital Portfolio performed in-line with its peers.

We should mention that New Century Opportunistic Portfolio was merged into the Capital Portfolio on February 28, 2013. As such, New Century portfolio managers continue to evaluate the underlying holdings of the Capital Portfolio post-merger. A noteworthy shift in the Capital Portfolio was the reduction of the Large Growth allocation in favor of Large Value, bringing the investment style more closely in line with the Morningstar Large Blend Category.

New Century International Portfolio (NCFPX) expands our equity view to different countries around the world. The benchmark for this Portfolio is the MSCI EAFE Index (Europe, Australasia and Far East), which importantly excludes the Americas and certain Emerging Markets in which the Portfolio invests. We believe that China’s soft landing will allow for accelerated growth in 2013 and beyond, and that Latin America should benefit as one of China’s primary trading partners. Accordingly, a Latin American (primarily Brazilian) economic recovery is anticipated. Mexico should benefit from the improving U.S. conditions and most recently, President Enrique Pena Nieto signed a production pact to take advantage of the country’s proximity to the U.S., compared to a distant China.

Canada has typically served two primary functions within the Portfolio: exposure to natural resources and stability during a period where risk-off may prevail. Over the past six months ended April 30, 2013, the Americas have been detractors to the Portfolio’s performance, trading in line with a poor commodities environment. The Portfolio’s emerging markets exposure was also detractive over this period. The MSCI Emerging Markets Index gained 6% compared to the MSCI EAFE Index 17% return. While we still believe in these themes on a longer-term basis, we have been trimming opportunistically and investing proceeds into Japan which seems to be turning a corner, and into selective active managers. We believe active management may experience a resurgence after the lengthy beta-driven market rally. Over the past six months ended April 30, 2013, NCFPX returned 12.6% compared to the MSCI EAFE Index 16.9% and the Morningstar Foreign Large Blend Category’s 14% return.

New Century Balanced Portfolio (NCIPX) combines our equity and fixed income views. At the highest level, the Portfolio has a bias to equity vs. fixed income, as the prospects for improving economies and the potential affect on rising interest rates does not bode well for bonds. NCIPX allocates roughly 2/3rds of the Portfolio to equities, which is in line with a 50%-70% range for its peers in the Morningstar Moderate Allocation Category. Among global equity markets, the U.S. is still favored vs. Developed International and Emerging Markets. Domestic equities continue to benefit from pent-up demand, strong corporate and consumer balance sheets, and reasonable valuations, but allocations may slowly shift as economic improvement spreads overseas. Within the U.S., the Portfolio is overweight large-cap vs. small-cap, as the former presents better value, particularly in the growth camp. Importantly, some of our sector funds have been rationalized in favor of retaining actively managed diversified holdings. Against a softening backdrop for fixed income, the Portfolio has been diversifying from core intermediate-term domestic fixed income to satellite convictions such as lower volatility multi-sector bonds, and floating rate and opportunistic funds. Over the past six months ended April 30, 2013, NCIPX has slightly outperformed its peers, returning 9.3% vs. 9.1% for the Morningstar Moderate Allocation Category.

Given the strong returns of equity markets over the six month period ended April 30, 2013, as well as declining prospects for fixed income, New Century Alternatives Strategies Portfolio (NCHPX) has continued its theme of protecting the Portfolio against rising volatility. For the six month period ended April 30, 2013, the Portfolio returned 5.34% as compared to the Barclay’s U.S. Intermediate Government/Credit Bond Index return of 1.09% and the Morningstar Multialternative Category return of 2.84%. New Century portfolio managers scaled back exposure to more volatile investments, and investments with higher correlations to equity markets. This has included eliminating exposure to the volatile and often highly correlated Deep Value/Distressed category and selective selling of closed-end funds where the discount to NAV had significantly closed. The allocation to Global Macro fund holdings with high equities exposure was reduced in favor of the Long/Short and Managed Futures categories. Within the Fixed Income category, management continued to maintain shorter durations to protect against rising interest rates and exposure to high-yield bonds were reduced as credit spreads narrowed. Further, a multi-sector bond fund was added to the Portfolio to provide alpha and yield. In 2012, the Portfolio marked its 10-year anniversary. While many other funds have recently entered the alternative space, the New Century Alternative Strategies Portfolio has provided a diversified and actively managed solution to investing in alternative strategies for over a decade.

We started this letter by citing some strong performance numbers from equities markets and outlined some strategies that take advantage of a mature trend. Uncertainties that favored beta-driven investing are abating and we are awaiting possible changes to interest rates and a potential short-term resting period for stocks. The S&P 500 Composite Index is one of the ten leading U.S. economic indicators and its performance over the past six months tells us that the worst of the credit crisis may be behind us. New Century Portfolios appreciates your business and your confidence in our risk-adjusted, diversified and long-term approach. We thank you for your commitment and trust in New Century Portfolios as we face market challenges and opportunities.

Sincerely,

Nicole M. Tremblay, Esq. President, CEO	Susan K. Arnold Portfolio Manager

Andre M. Fernandes Portfolio Manager	Ronald A. Sugameli Portfolio Manager

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio and opinions expressed herein are subject to change.

NEW CENTURY CAPITAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2013 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares S&P 500 Growth Index Fund	7.5%
Wells Fargo Advantage Growth Fund - Administrator Class	6.3%
iShares Core S&P 500 ETF	6.2%
Vanguard Dividend Growth Fund - Investor Shares	6.1%
MFS Growth Fund - Class I	6.0%
BlackRock Equity Dividend Fund - Institutional Shares	5.6%
Vanguard 500 Index Fund - Investor Shares	4.7%
iShares S&P 500 Value Index Fund	4.2%
iShares Dow Jones U.S. Energy Sector Index Fund	3.8%
iShares Russell 1000 Index Fund	3.3%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

INVESTMENT COMPANIES — 99.1%	Shares	Value
Large-Cap Funds — 64.1%
American Funds AMCAP Fund - Class A	138,958	$3,382,245
BlackRock Equity Dividend Fund - Institutional Shares	280,154	6,135,380
Columbia Dividend Opportunity Fund - Class A	285,883	2,807,371
Fidelity Strategic Dividend & Income Fund	169,710	2,326,729
Gabelli Asset Fund (The) - Class I	48,386	2,823,814
iShares Core S&P 500 ETF (a)	42,350	6,791,246
iShares Russell 1000 Index Fund (a)	40,000	3,554,800
iShares Russell 1000 Value Index Fund (a)	27,300	2,249,247
iShares S&P 500 Growth Index Fund (a)	96,900	8,144,445
iShares S&P 500 Value Index Fund (a)	60,800	4,566,688
MFS Growth Fund - Class I (b)	116,126	6,496,110
Putnam Equity Income - Class Y	93,280	1,789,099
Vanguard 500 Index Fund - Investor Shares	34,530	5,088,638
Vanguard Dividend Growth Fund - Investor Shares	349,945	6,662,944
Wells Fargo Advantage Growth Fund - Administrator Class (b)	154,337	6,875,697
		69,694,453
Sector Funds — 14.7%
Fidelity Select Health Care Portfolio	22,045	3,429,728
Fidelity Select Utilities Growth Portfolio	38,230	2,598,080
iShares Dow Jones U.S. Energy Sector Index Fund (a)	91,400	4,081,924
iShares S&P North American Natural Resources Index Fund (a)	15,300	600,066
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	2,727,570
SPDR Gold Trust (a) (b) (c)	9,000	1,284,930
Technology Select Sector SPDR Fund (a)	42,800	1,318,668
		16,040,966
International Funds — 9.3%
Aberdeen Emerging Markets Fund - Institutional Class	123,597	1,989,917
Harding, Loevner International Equity Portfolio - Institutional Class	140,202	2,351,182
iShares MSCI Emerging Markets Index Fund (a)	64,000	2,770,560
Oppenheimer Developing Markets Fund - Class Y	12,283	434,458
Oppenheimer International Growth Fund - Class Y	44,753	1,492,968
Wells Fargo Advantage Intrinsic World Equity Fund - Administrator Class	52,549	1,057,278
		10,096,363
Mid-Cap Funds — 6.7%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,633,590
iShares S&P MidCap 400 Value Index Fund (a)	31,600	3,187,492
SPDR S&P MidCap 400 ETF Trust (a)	11,702	2,468,771
		7,289,853

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 99.1% (Continued)	Shares	Value
Small-Cap Funds — 4.3%
Gabelli Small Cap Growth Fund (The) - Class I	10,674	$446,186
iShares S&P SmallCap 600 Growth Index Fund (a)	24,100	2,248,771
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	1,962,872
		4,657,829

Total Investment Companies (Cost $73,439,728)		$107,779,464

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $1,051,006)	1,051,006	$1,051,006

Total Investments at Value — 100.1% (Cost $74,490,734)		$108,830,470

Liabilities in Excess of Other Assets — (0.1%)		(99,197)

Net Assets — 100.0%		$108,731,273

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	The rate shown is the 7-day effective yield as of April 30, 2013.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO PORTFOLIO INFORMATION April 30, 2013 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Loomis Sayles Bond Fund - Institutional Class	8.0%
First Eagle Global Fund - Class A	7.2%
iShares Core S&P 500 ETF	7.0%
Templeton Global Bond Fund - Class A	6.1%
iShares Dow Jones U.S. Energy Sector Index Fund	5.8%
Harding, Loevner International Equity Portfolio - Institutional Class	5.6%
SPDR S&P MidCap 400 ETF Trust	5.5%
Dodge & Cox Income Fund	5.4%
Wells Fargo Advantage Growth Fund - Investor Class	5.4%
American Funds AMCAP Fund - Class A	4.3%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

INVESTMENT COMPANIES — 98.9%	Shares	Value
Large-Cap Funds — 23.7%
American Funds AMCAP Fund - Class A	122,192	$2,974,153
iShares Core S&P 500 ETF (a)	30,100	4,826,836
iShares Russell 1000 Growth Index Fund (a)	19,600	1,428,448
iShares Russell 1000 Value Index Fund (a)	20,300	1,672,517
Vanguard Dividend Appreciation ETF (a)	26,300	1,756,840
Wells Fargo Advantage Growth Fund - Investor Class (b)	87,790	3,710,895
		16,369,689
Fixed Income/Multi-Sector Bond Funds — 21.0%
Dodge & Cox Income Fund	266,309	3,712,343
DoubleLine Total Return Bond Fund - Class I	63,187	720,962
Loomis Sayles Bond Fund - Institutional Class	350,807	5,483,119
PIMCO Income Fund - Institutional Class	196,232	2,499,990
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	201,284	2,071,211
		14,487,625
Sector Funds — 16.0%
Consumer Staples Select Sector SPDR Fund (a)	67,300	2,755,262
Fidelity Select Health Care Portfolio	7,197	1,119,733
Fidelity Select Utilities Growth Portfolio	18,300	1,243,693
iShares Dow Jones U.S. Energy Sector Index Fund (a)	89,100	3,979,206
Oppenheimer MLP Select 40 Fund - Institutional Class	95,638	1,149,568
SPDR Gold Trust (a) (b) (c)	5,300	756,681
		11,004,143
International Funds — 12.8%
First Eagle Global Fund - Class A	95,582	4,969,311
Harding, Loevner International Equity Portfolio - Institutional Class	231,605	3,884,020
		8,853,331
Worldwide Bond Funds — 8.6%
Loomis Sayles Global Bond Fund - Institutional Class	98,752	1,702,485
Templeton Global Bond Fund - Class A	306,843	4,191,468
		5,893,953
Mid-Cap Funds — 5.5%
SPDR S&P MidCap 400 ETF Trust (a)	17,980	3,793,241

High Yield Bond Funds — 4.8%
Loomis Sayles Institutional High Income Fund	277,329	2,246,362
Oppenheimer Senior Floating Rate Fund - Class A	123,299	1,039,407
		3,285,769
Small-Cap Funds — 4.0%
iShares S&P SmallCap 600 Growth Index Fund (a)	12,900	1,203,699
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,548,688
		2,752,387

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 98.9% (Continued)	Shares	Value
Convertible Bond Funds — 2.5%
Allianz AGIC Convertible Fund - Institutional Shares	56,192	$1,754,325

Total Investment Companies (Cost $52,443,206)		$68,194,463

MONEY MARKET FUNDS — 1.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (d) (Cost $799,762)	799,762	$799,762

Total Investments at Value — 100.1% (Cost $53,242,968)		$68,994,225

Liabilities in Excess of Other Assets — (0.1%)		(68,437)

Net Assets — 100.0%		$68,925,788

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	The rate shown is the 7-day effective yield as of April 30, 2013.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2013 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares MSCI Germany Index Fund	6.2%
Matthews Pacific Tiger Fund - Class I	6.0%
Harding, Loevner International Equity Portfolio- Institutional Class	5.6%
iShares MSCI Switzerland Index Fund	5.1%
ProShares Ultra MSCI Japan	4.8%
iShares MSCI Australia Index Fund	4.8%
iShares MSCI United Kingdom Index Fund	4.7%
Vanguard MSCI Europe ETF	4.5%
Fidelity Canada Fund	4.5%
Franklin Mutual European Fund - Class A	4.4%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

INVESTMENT COMPANIES — 99.2%	Shares	Value
Europe Funds — 30.1%
Columbia European Equity Fund - Class A	192,134	$1,273,845
Franklin Mutual European Fund - Class A	124,417	2,742,154
iShares MSCI Germany Index Fund (a)	152,000	3,871,440
iShares MSCI Sweden Index Fund (a)	58,000	1,922,700
iShares MSCI Switzerland Index Fund (a)	105,600	3,220,800
iShares MSCI United Kingdom Index Fund (a)	156,546	2,941,499
Vanguard MSCI Europe ETF (a)	55,200	2,835,072
		18,807,510
Diversified Funds — 28.5%
Columbia Acorn International Select Fund - Class A	67,421	1,839,254
Harbor International Fund - Institutional Class	16,993	1,115,231
Harding, Loevner International Equity Portfolio - Institutional Class	210,638	3,532,398
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,330,574
iShares MSCI EAFE Index Fund (a)	17,500	1,083,950
iShares MSCI EAFE Value Index Fund (a)	21,600	1,141,776
iShares S&P Global Energy Sector Index Fund (a)	61,300	2,451,387
MFS International Value Fund - Class I	34,470	1,116,150
Oakmark International Fund - Class I	53,788	1,253,250
Oppenheimer International Growth Fund - Class Y	26,995	900,556
Templeton Institutional Funds - Foreign Smaller Companies Series	103,126	2,060,465
		17,824,991
Asia/Pacific Funds — 24.4%
Fidelity Japan Fund	164,908	1,962,403
iShares FTSE/Xinhua China 25 Index Fund (a)	27,600	1,041,624
iShares MSCI Australia Index Fund (a)	105,800	2,972,980
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,564,520
Matthews Pacific Tiger Fund - Class I	144,676	3,755,786
ProShares Ultra MSCI Japan (a) (b)	34,700	2,982,465
		15,279,778
Americas Funds — 11.5%
Fidelity Canada Fund	50,764	2,789,979
iShares MSCI Canada Index Fund (a)	32,400	907,848
iShares MSCI Mexico Investable Market Index Fund (a)	23,600	1,707,460
iShares S&P Latin America 40 Index Fund (a)	41,200	1,785,196
		7,190,483
Emerging Markets Funds — 4.7%
iShares MSCI Emerging Markets Index Fund (a)	34,000	1,471,860
Vanguard MSCI Emerging Markets ETF (a)	33,200	1,452,832
		2,924,692

Total Investment Companies (Cost $41,040,672)		$62,027,454

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.9%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (c) (Cost $593,416)	593,416	$593,416

Total Investments at Value — 100.1% (Cost $41,634,088)		$62,620,870

Liabilities in Excess of Other Assets — (0.1%)		(60,002)

Net Assets — 100.0%		$62,560,868

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of April 30, 2013.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO PORTFOLIO INFORMATION April 30, 2013 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Touchstone Merger Arbitrage Fund - Institutional Shares	6.9%
MainStay Marketfield Fund - Class I	6.2%
Calamos Market Neutral Income Fund - Class A	5.4%
First Eagle Global Fund - Class A	4.9%
FPA Crescent Fund	4.7%
Wasatch Long/Short Fund	4.3%
ING Global Real Estate Fund - Class I	4.3%
TFS Market Neutral Fund	3.9%
Berwyn Income Fund	3.8%
Templeton Global Bond Fund - Class A	3.7%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2013 (Unaudited)

INVESTMENT COMPANIES — 94.0%	Shares	Value
Long/Short Equity Funds — 19.1%
BlackRock Emerging Markets Long/Short Equity Fund - Institutional Shares	182,127	$1,946,938
MainStay Marketfield Fund - Class I (b)	463,952	7,738,726
TFS Market Neutral Fund (b)	308,079	4,852,249
Wasatch Long/Short Fund (b)	350,729	5,310,032
Weitz Partners III Opportunity Fund - Institutional Class (b)	264,503	3,800,908
		23,648,853
Arbitrage Funds — 15.8%
Arbitrage Fund (The) - Class I	9,885	125,545
Calamos Market Neutral Income Fund - Class A	517,324	6,668,312
Merger Fund (The)	268,604	4,273,486
Touchstone Merger Arbitrage Fund - Institutional Shares	777,199	8,510,329
		19,577,672
Global Macro Funds — 14.9%
BlackRock Global Allocation Fund - Class A	120,554	2,535,247
First Eagle Global Fund - Class A	116,324	6,047,664
Ivy Asset Strategy Fund - Class A	105,638	2,876,529
John Hancock Global Absolute Return Strategies Fund - Class I	329,629	3,652,294
Mutual Global Discovery Fund - Class Z	107,528	3,393,578
		18,505,312
High Yield/Fixed Income Funds — 11.7%
DoubleLine Total Return Bond Fund - Class I	114,663	1,308,302
Forward Credit Analysis Long/Short Fund - Institutional Class	478,089	4,298,022
Ivy High Income Fund - Class A	213,276	1,874,694
PIMCO Income Fund - Institutional Class	192,424	2,451,476
Templeton Global Bond Fund - Class A	335,543	4,583,522
		14,516,016
Asset Allocation Funds — 8.5%
Berwyn Income Fund	334,964	4,632,546
FPA Crescent Fund	190,469	5,835,980
		10,468,526
Real Estate Funds — 7.8%
ING Global Real Estate Fund - Class I	261,400	5,272,441
Vanguard REIT ETF (a)	58,000	4,366,240
		9,638,681
Natural Resources Funds — 7.7%
Market Vectors Gold Miners ETF (a)	43,000	1,305,480
Oppenheimer MLP Select 40 Fund - Institutional Class	123,979	1,490,223
PIMCO CommodityRealReturn Strategy Fund - Class A	268,191	1,692,285
RS Global Natural Resources Fund - Class A (b)	25,949	979,047
SPDR Gold Trust (a) (b) (c)	10,500	1,499,085
Tortoise MLP & Pipeline Fund - Institutional Class	109,041	1,613,804

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 94.0% (Continued)	Shares	Value
Natural Resources Funds — 7.7% (Continued)
Vanguard Precious Metals and Mining Fund - Investor Shares	73,522	$902,846
		9,482,770
Managed Futures Funds — 5.6%
361 Managed Futures Strategy Fund - Class I (b)	328,777	3,669,150
MutualHedge Frontier Legends Fund - Class I (b)	335,457	3,300,899
		6,970,049
Option Hedged Funds — 2.9%
BlackRock Enhanced Equity Dividend Trust (d)	63,000	492,030
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	571,500
Gateway Fund - Class A	89,704	2,531,454
		3,594,984

Total Investment Companies (Cost $101,045,668)		$116,402,863

STRUCTURED NOTES — 3.8%	Par Value	Value
JPMorgan Chase & Co., Return Note Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	$1,500,000	$1,569,300
JPMorgan Chase & Co., Return Note Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014 (b)	1,500,000	1,250,250
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Note, due 05/15/2014 (b)	1,600,000	1,878,720

Total Structured Notes (Cost $4,600,000)		$4,698,270

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.09% (e) (Cost $2,766,172)	2,766,172	$2,766,172

Total Investments at Value — 100.0% (Cost $108,411,840)		$123,867,305

Liabilities in Excess of Other Assets — (0.0%) (f)		(12,471)

Net Assets — 100.0%		$123,854,834

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Closed-end fund.

(e)	The rate shown is the 7-day effective yield as of April 30, 2013.

(f)	Percentage rounds to greater than (0.1%).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2013 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$74,490,734	$53,242,968	$41,634,088	$108,411,840
At value (Note 1A)	$108,830,470	$68,994,225	$62,620,870	$123,867,305
Dividends receivable	47	8,899	44	6,364
Receivable for capital shares sold	17,875	—	3,195	78,448
Other assets	10,819	8,457	7,663	13,687
TOTAL ASSETS	108,859,211	69,011,581	62,631,772	123,965,804

LIABILITIES
Payable for investment securities purchased	—	2,701	—	4,901
Payable for capital shares redeemed	1,884	6,525	—	99
Payable to Adviser (Note 2)	89,304	57,446	51,205	78,716
Payable to Distributor (Note 3)	21,500	10,500	11,900	12,300
Other accrued expenses and liabilities	15,250	8,621	7,799	14,954
TOTAL LIABILITIES	127,938	85,793	70,904	110,970

NET ASSETS	$108,731,273	$68,925,788	$62,560,868	$123,854,834

Net assets consist of:
Paid-in capital	$73,878,736	$52,091,668	$43,611,387	$115,608,225
Accumulated undistributed (overdistributed) net investment income	87,193	50,711	257,262	(225,742)
Accumulated net realized gains (losses) on investments	425,608	1,032,152	(2,294,563)	(6,983,114)
Net unrealized appreciation on investments	34,339,736	15,751,257	20,986,782	15,455,465
Net assets	$108,731,273	$68,925,788	$62,560,868	$123,854,834

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,770,656	4,384,337	4,036,532	9,658,214

Net asset value, offering price and redemption price per share (a)	$18.84	$15.72	$15.50	$12.82

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2013 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$821,885	$1,138,567	$734,112	$1,118,669
Interest	—	—	—	28,140
Total investment income	821,885	1,138,567	734,112	1,146,809

EXPENSES
Investment advisory fees (Note 2)	469,407	330,998	293,324	443,923
Distribution costs (Note 3)	110,089	61,243	66,258	105,516
Accounting fees	21,326	18,583	17,965	23,030
Administration fees (Note 2)	18,238	13,622	12,411	22,055
Legal and audit fees	15,816	12,345	11,335	19,758
Trustees’ fees and expenses (Note 2)	14,166	9,645	8,703	17,398
Transfer agent fees	11,396	10,514	10,352	11,737
Custody and bank service fees	9,439	7,139	6,312	10,860
Postage & supplies	5,820	3,130	3,006	4,770
Insurance expense	3,603	2,728	2,286	4,795
Other expenses	8,278	5,775	5,523	7,652
Total expenses	687,578	475,722	437,475	671,494

NET INVESTMENT INCOME	134,307	662,845	296,637	475,315

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments	1,172,970	1,488,455	1,318,344	1,145,170
Capital gain distributions from regulated investment companies	376,611	376,451	187,110	854,576
Net change in unrealized appreciation (depreciation) on investments	9,787,314	3,437,654	5,224,913	3,726,385

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	11,336,895	5,302,560	6,730,367	5,726,131

NET INCREASE IN NET ASSETS FROM OPERATIONS	$11,471,202	$5,965,405	$7,027,004	$6,201,446

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Capital Portfolio		New Century Balanced Portfolio
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income (loss)	$134,307	$(47,114)	$662,845	$783,443
Net realized gains from security transactions	1,172,970	3,780,693	1,488,455	1,615,147
Capital gain distributions from regulated investment companies	376,611	400,834	376,451	396,073
Net change in unrealized appreciation (depreciation) on investments	9,787,314	4,043,331	3,437,654	2,640,566
Net increase in net assets from operations	11,471,202	8,177,744	5,965,405	5,435,229

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	—	(794,645)	(828,337)
From net realized gains on security transactions (Note 1E)	(4,174,787)	(497,600)	—	—
Decrease in net assets from distributions to shareholders	(4,174,787)	(497,600)	(794,645)	(828,337)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	12,773,191	—	—	—
Proceeds from shares sold	2,861,992	2,037,610	2,090,666	2,998,862
Proceeds from redemption fees collected (Note 1B)	724	—	1	545
Net asset value of shares issued in reinvestment of distributions to shareholders	4,039,599	476,833	768,274	792,109
Payments for shares redeemed	(5,904,323)	(11,132,882)	(5,929,491)	(6,155,077)
Net increase (decrease) in net assets from capital share transactions	13,771,183	(8,618,439)	(3,070,550)	(2,363,561)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,067,598	(938,295)	2,100,210	2,243,331

NET ASSETS
Beginning of period	87,663,675	88,601,970	66,825,578	64,582,247
End of period	$108,731,273	$87,663,675	$68,925,788	$66,825,578

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$87,193	$(47,114)	$50,711	$182,511

CAPITAL SHARE ACTIVITY
Shares issued in conjunction with fund merger (Note 1)	708,515	—	—	—
Shares sold	158,872	119,985	139,909	215,916
Shares reinvested	236,510	29,877	52,478	59,467
Shares redeemed	(327,734)	(656,370)	(399,085)	(437,060)
Net increase (decrease) in shares outstanding	776,163	(506,508)	(206,698)	(161,677)
Shares outstanding, beginning of period	4,994,493	5,501,001	4,591,035	4,752,712
Shares outstanding, end of period	5,770,656	4,994,493	4,384,337	4,591,035

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century International Portfolio		New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income	$296,637	$603,454	$475,315	$1,335,732
Net realized gains from security transactions	1,318,344	993,696	1,145,170	2,581,537
Capital gain distributions from regulated investment companies	187,110	99,741	854,576	654,879
Net change in unrealized appreciation (depreciation) on investments	5,224,913	835,231	3,726,385	1,345,836
Net increase in net assets from operations	7,027,004	2,532,122	6,201,446	5,917,984

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(642,497)	(434,898)	(668,997)	(1,636,766)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,592,273	1,830,688	8,069,537	14,278,169
Proceeds from redemption fees collected (Note 1B)	2	179	798	5,870
Net asset value of shares issued in reinvestment of distributions to shareholders	631,930	429,919	656,678	1,604,814
Payments for shares redeemed	(3,313,979)	(8,354,017)	(7,676,316)	(17,739,389)
Net increase (decrease) in net assets from capital share transactions	(1,089,774)	(6,093,231)	1,050,697	(1,850,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,294,733	(3,996,007)	6,583,146	2,430,682

NET ASSETS
Beginning of period	57,266,135	61,262,142	117,271,688	114,841,006
End of period	$62,560,868	$57,266,135	$123,854,834	$117,271,688

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$257,262	$603,122	$(225,742)	$(32,060)

CAPITAL SHARE ACTIVITY
Shares sold	108,176	137,479	643,549	1,195,574
Shares reinvested	43,581	33,852	53,258	139,792
Shares redeemed	(228,345)	(624,997)	(616,488)	(1,492,107)
Net increase (decrease) in shares outstanding	(76,588)	(453,666)	80,319	(156,741)
Shares outstanding, beginning of period	4,113,120	4,566,786	9,577,895	9,734,636
Shares outstanding, end of period	4,036,532	4,113,120	9,658,214	9,577,895

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011		2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.55		$16.11	$15.41		$13.26	$11.76	$20.68

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)	(0.04)		(0.03)	0.03	0.02
Net realized and unrealized gains (losses) on investments	2.12		1.54	0.74		2.21	1.50	(7.94)
Total from investment operations	2.14		1.53	0.70		2.18	1.53	(7.92)

Less distributions:
Distributions from net investment income	—		—	—		(0.03)	(0.03)	(0.14)
Distributions from net realized gains	(0.85)		(0.09)	—		—	—	(0.86)
Total distributions	(0.85)		(0.09)	—		(0.03)	(0.03)	(1.00)

Proceeds from redemption fees collected	0.00	(a)	—	—		0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$18.84		$17.55	$16.11		$15.41	$13.26	$11.76

TOTAL RETURN (b)	12.67%	(c)	9.57%	4.54%		16.47%	13.05%	(40.06% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$108,731		$87,664	$88,602		$93,266	$85,000	$84,119

Ratio of expenses to average net assets (d)	1.45%	(f)	1.46%	1.42%		1.40%	1.41%	1.29%

Ratio of net investment income (loss) to average net assets (d) (e)	0.28%	(f)	(0.05% )	(0.25%	)	(0.20% )	0.27%	0.08%

Portfolio turnover	5%	(c)	7%	60%		10%	4%	27%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.56		$13.59	$13.22	$11.93	$10.54	$16.13

Income (loss) from investment operations:
Net investment income	0.15		0.17	0.20	0.15	0.22	0.25
Net realized and unrealized gains (losses) on investments	1.19		0.97	0.37	1.30	1.39	(4.69)
Total from investment operations	1.34		1.14	0.57	1.45	1.61	(4.44)

Less distributions:
Distributions from net investment income	(0.18)		(0.17)	(0.20)	(0.16)	(0.22)	(0.30)
Distributions from net realized gains	—		—	—	—	—	(0.85)
Total distributions	(0.18)		(0.17)	(0.20)	(0.16)	(0.22)	(1.15)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	—	—	0.00 (a)

Net asset value, end of period	$15.72		$14.56	$13.59	$13.22	$11.93	$10.54

TOTAL RETURN (b)	9.29%	(c)	8.54%	4.29%	12.23%	15.57%	(29.46% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$68,926		$66,826	$64,582	$64,880	$61,578	$62,423

Ratio of expenses to average net assets (d)	1.44%	(f)	1.45%	1.43%	1.44%	1.45%	1.38%

Ratio of net investment income to average net assets (d) (e)	2.00%	(f)	1.18%	1.39%	1.20%	2.07%	1.71%

Portfolio turnover	8%	(c)	13%	17%	7%	13%	22%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.92		$13.41	$14.53	$12.70	$10.08	$20.06

Income (loss) from investment operations:
Net investment income	0.08		0.15	0.10	0.09	0.13	0.28
Net realized and unrealized gains (losses) on investments	1.66		0.46	(1.14)	1.82	2.61	(9.47)
Total from investment operations	1.74		0.61	(1.04)	1.91	2.74	(9.19)

Less distributions:
Distributions from net investment income	(0.16)		(0.10)	(0.08)	(0.08)	(0.12)	(0.33)
Distributions from net realized gains	—		—	—	—	—	(0.46)
Total distributions	(0.16)		(0.10)	(0.08)	(0.08)	(0.12)	(0.79)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$15.50		$13.92	$13.41	$14.53	$12.70	$10.08

TOTAL RETURN (b)	12.58%	(c)	4.60%	(7.22% )	15.07%	27.45%	(47.52% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$62,561		$57,266	$61,262	$68,947	$89,449	$76,234

Ratios of expenses to average net assets (d)	1.49%	(f)	1.50%	1.46%	1.45%	1.44%	1.29% (g)

Ratios of net investment income to average net assets (d) (e)	1.01%	(f)	1.03%	0.63%	0.57%	1.23%	1.66% (g)

Portfolio turnover	3%	(c)	4%	13%	4%	11%	34%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).

(f)	Annualized.

(g)
Absent the recoupment of fees previously reduced and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 1.28% and the ratio of net investment income to average net assets would have been 1.68% for the year ended October 31, 2008 (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2013		Years Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.24		$11.80	$11.87	$11.11	$10.14	$13.93

Income (loss) from investment operations:
Net investment income	0.05		0.14	0.17	0.08	0.14	0.27
Net realized and unrealized gains (losses) on investments	0.60		0.47	(0.09)	0.83	1.15	(3.39)
Total from investment operations	0.65		0.61	0.08	0.91	1.29	(3.12)

Less distributions:
Distributions from net investment income	(0.07)		(0.17)	(0.15)	(0.15)	(0.32)	(0.36)
Distributions from net realized gains	—		—	—	—	—	(0.31)
Total distributions	(0.07)		(0.17)	(0.15)	(0.15)	(0.32)	(0.67)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$12.82		$12.24	$11.80	$11.87	$11.11	$10.14

TOTAL RETURN (b)	5.34%	(c)	5.26%	0.62%	8.21%	13.16%	(23.44% )

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$123,855		$117,272	$114,841	$135,287	$139,168	$136,999

Ratio of expenses to average net assets (d)	1.13%	(f)	1.11%	1.09%	1.10%	1.06%	1.00%

Ratio of net investment income to average net assets (d) (e)	0.80%	(f)	1.15%	1.48%	0.74%	1.46%	1.46%

Portfolio turnover	12%	(c)	32%	31%	22%	27%	17%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS April 30, 2013 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Adviser”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment adviser to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

On February 28, 2013, New Century Capital Portfolio consummated a tax-free merger with New Century Opportunistic Portfolio, a former series of New Century. Pursuant to the terms of the merger agreement, each share of New Century Opportunistic Portfolio was converted into an equivalent dollar amount of shares of New Century Capital Portfolio, based on each Portfolio’s respective net asset value as of February 28, 2013 ($18.03 and $11.52, respectively), resulting in each share of New Century Opportunistic Portfolio receiving 0.638960 shares of New Century Capital Portfolio. New Century Capital Portfolio issued 708,515 shares to shareholders of New Century Opportunistic Portfolio. Net assets of New Century Capital and New Century Opportunistic Portfolios as of the merger date were $92,126,682 and $12,773,191, respectively, including unrealized appreciation on investments of $26,607,892 and $3,792,313, respectively. In addition, New Century Opportunistic Portfolio’s net assets included accumulated net realized capital losses on investments of $1,123,635. Total net assets of New Century Capital Portfolio immediately after the merger were $104,899,873.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs, that emphasize investments in equity securities (domestic and foreign), fixed income (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs, and closed-end funds, that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source;

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2013:

New Century Capital Portfolio

	Level 1	Level 2	Level 3	Total
Investment Companies	$107,779,464	$—	$—	$107,779,464
Money Market Funds	1,051,006	—	—	1,051,006
Total	$108,830,470	$—	$—	$108,830,470

New Century Balanced Portfolio

	Level 1	Level 2	Level 3	Total
Investment Companies	$68,194,463	$—	$—	$68,194,463
Money Market Funds	799,762	—	—	799,762
Total	$68,994,225	$—	$—	$68,994,225

New Century International Portfolio

	Level 1	Level 2	Level 3	Total
Investment Companies	$62,027,454	$—	$—	$62,027,454
Money Market Funds	593,416	—	—	593,416
Total	$62,620,870	$—	$—	$62,620,870

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

New Century Alternative Strategies Portfolio

	Level 1	Level 2	Level 3	Total
Investment Companies	$116,402,863	$—	$—	$116,402,863
Structured Notes	—	4,698,270	—	4,698,270
Money Market Funds	2,766,172	—	—	2,766,172
Total	$119,169,035	$4,698,270	$—	$123,867,305

Refer to each Portfolio’s Schedule of Investments for a listing of the securities valued using Level 1 inputs. As of April 30, 2013, the Portfolios did not have any transfers in and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2013. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. This redemption fee applies to all shareholders and accounts; however, each Portfolio reserves the right to waive such redemption fees on employer sponsored retirement accounts. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2013 and October 31, 2012, proceeds from redemption fees totaled $724 and $0, respectively, for New Century Capital Portfolio, $1 and $545, respectively, for New Century Balanced Portfolio, $2 and $179, respectively, for New Century International Portfolio and $798 and $5,870, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.	Investment Transactions

Investment transactions are recorded on a trade date basis for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification method.

D.	Income Recognition

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2013 and October 31, 2012 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
New Century Capital Portfolio
April 30, 2013	$—	$4,174,787	$4,174,787
October 31, 2012	$—	$497,600	$497,600
New Century Balanced Portfolio
April 30, 2013	$794,645	$—	$794,645
October 31, 2012	$828,337	$—	$828,337
New Century International Portfolio
April 30, 2013	$642,497	$—	$642,497
October 31, 2012	$434,898	$—	$434,898
New Century Alternative Strategies Portfolio
April 30, 2013	$668,997	$—	$668,997
October 31, 2012	$1,636,766	$—	$1,636,766

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Adviser. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

(2)	INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has a separate Investment Advisory Agreement with the Adviser. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for New Century Capital, New Century Balanced and New Century International Portfolios, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of .75% of average daily net assets. The advisory fees are calculated based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Adviser has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage, acquired fund fees and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio’s proportionate share of expenses of the underlying investment companies (i.e. acquired fund fees) in which such Portfolio invests. This contractual agreement is in place until March 1, 2014. During the six months ended April 30, 2013, no such reduction of advisory fees was necessary with respect to any Portfolio.

Any advisory fee reductions and/or any other operating expenses absorbed by the Adviser pursuant to the expense limitation agreement shall be reimbursed by the Portfolio to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Portfolio’s current total operating expenses for such year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Adviser has recouped all previous fee reductions and expense reimbursements for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios. No fees have been reduced or expenses reimbursed for New Century Capital Portfolio.

Fees paid by the Portfolios pursuant to an Administration Agreement with the Adviser to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios’ affairs.

The Portfolios pay each Trustee who is not affiliated with the Adviser a $16,000 annual retainer, paid quarterly, and a per meeting fee of $5,000. Any Trustee who is affiliated with the Adviser and as any officer of the Portfolios, does not receive compensation from the Portfolios at this time.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH RELATED PARTIES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to 0.25% (25 basis points) of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2013, the Distributor received $110,089, $61,243, $66,258 and $105,516 from New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2013, the Distributor also received sales commissions and other compensation of $8,096, $21,541, $7,081 and $42,470 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation it has received as a result of a Portfolio’s investment.

Certain officers and Trustees of New Century are also officers and/or directors of the Adviser and the Distributor.

(4)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2013, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$4,565,416	$5,046,842	$1,750,628	$14,465,467
Proceeds from sales of investment securities	$7,258,723	$7,951,441	$2,842,951	$14,365,570

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

(5)	TAX MATTERS

It is each Portfolio’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at April 30, 2013 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated undistributed (overdistributed)ordinary income	$87,193	$50,711	$257,262	$(225,742)
Net unrealized appreciation	34,322,898	15,597,021	20,986,782	14,578,532
Capital loss carryforwards	(1,105,506)	(690,036)	(3,800,017)	(8,104,512)
Other gains	1,547,952	1,876,424	1,505,454	1,998,331
Total accumulated earnings	$34,852,537	$16,834,120	$18,949,481	$8,246,609

The following information is based upon the federal income tax cost of investment securities as of April 30, 2013:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$74,507,572	$53,397,204	$41,634,088	$109,288,773
Gross unrealized appreciation	$34,341,123	$15,598,316	$21,295,024	$16,913,417
Gross unrealized depreciation	(18,225)	(1,295)	(308,242)	(2,334,885)
Net unrealized appreciation	$34,322,898	$15,597,021	$20,986,782	$14,578,532

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, New Century Balanced and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

As of October 31, 2012, the Portfolios had the following capital loss carryforwards for federal income tax purposes. The short-term capital loss carryforwards in the New Century Capital Portfolio in the amount of $1,105,506 were acquired in the merger with the New Century Opportunistic Portfolio. These capital loss carryforwards are subject to limitations under Internal Revenue Code Section 382. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period. Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Expires October 31,	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
2016 - short-term	$1,105,506	$586,756	$2,270,115	$—
2017 - short-term	—	—	1,529,902	6,273,490
2018 - short-term	—	103,280	—	1,831,022
	$1,105,506	$690,036	$3,800,017	$8,104,512

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2009 through October 31, 2012) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Portfolio identifies its major tax jurisdiction as U.S. Federal.

(6)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2013 (Unaudited)

(7)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, underlying fund fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2012) and held for the entire period (April 30, 2013).

The table below illustrates each Portfolio’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with an initial investment of $1,000 in each of the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited) (Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

New Century Capital Portfolio

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,126.70	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.25

*
Expenses are equal to the New Century Capital Portfolio’s annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Balanced Portfolio

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,092.90	$7.47
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.65	$7.20

*
Expenses are equal to the New Century Balanced Portfolio’s annualized expense ratio of 1.44% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited) (Continued)

New Century International Portfolio

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,125.80	$7.85
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the New Century International Portfolio’s annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Alternative Strategies Portfolio

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,053.40	$5.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.19	$5.66

*
Expenses are equal to the New Century Alternative Strategies Portfolio’s annualized expense ratio of 1.13% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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INVESTMENT ADVISER AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
US Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 100 William Street, Suite 200, Wellesley, Massachusetts 02481-3902.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	July 2, 2013

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	July 2, 2013

*	Print the name and title of each signing officer under his or her signature.